SHAREHOLDERS’ EQUITY (Details)		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Class of Stock [Line Items]
Common Stock, Shares Authorized, Unlimited [Fixed List]		Unlimited
Stock split ratio	0.25
Class A - Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, issued (in shares)		10,963,783	7,985,717
Ordinary shares, outstanding (in shares)		10,963,783	7,985,717
Class B - Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, issued (in shares)		0	0
Ordinary shares, outstanding (in shares)		0	0
Issuance of ordinary shares to Community Trust (in shares)		12,500,000